Other Expenses (Income), Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
Other Income And Expenses [Abstract]
Royalty expense (income), net	$ 2,680	$ 2,039	$ (1,843)
Loss on litigation settlement		9,300
(Gain) on remeasurement of joint venture ownership		(7,972)
(Income) loss related to unconsolidated equity affiliates	(1,013)	(2,080)	(2,023)
Other expense (income), net	$ 1,667	$ 1,287	$ (3,866)